SIERRA TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 63.5%
	EQUITY - 48.7%
13,204	Avantis International Small Cap Value ETF	$ 857,600
7,587	Energy Select Sector SPDR Fund	691,555
8,777	Financial Select Sector SPDR Fund	360,822
8,419	Global X US Infrastructure Development ETF	311,671
2,689	Invesco QQQ Trust Series 1	1,288,327
9,142	iShares Core S&P Small-Cap ETF	975,086
2,192	iShares MSCI ACWI ex U.S. ETF	116,461
7,707	iShares MSCI USA Min Vol Factor ETF	647,080
5,379	iShares MSCI USA Quality Factor ETF	918,518
3,961	iShares S&P Mid-Cap 400 Growth ETF	349,004
2,951	iShares U.S. Aerospace & Defense ETF	389,680
9,982	JPMorgan Equity Premium Income ETF	565,780
15,636	JPMorgan Nasdaq Equity Premium Income ETF	867,798
1,532	SPDR Dow Jones Industrial Average ETF Trust(a)	599,211
6,786	SPDR S&P Regional Banking ETF(a)	333,193
1,449	Vanguard Extended Market ETF	244,577
74,011	Vanguard FTSE Developed Markets ETF	3,657,623
5,802	Vanguard FTSE Emerging Markets ETF	253,896
4,708	Vanguard Growth ETF	1,760,838
1,943	Vanguard Mid-Cap Growth ETF	446,035
17,265	Vanguard MSCI Europe ETF	1,152,784
2,919	Vanguard S&P 500 ETF	1,459,879
8,915	WisdomTree India Earnings Fund	430,416
2,655	WisdomTree Japan Hedged Equity Fund(a)	299,537
		18,977,371
	FIXED INCOME - 14.8%
6,628	First Trust Preferred Securities and Income ETF	115,062
8,136	Invesco Senior Loan ETF	171,181
6,166	iShares 20+ Year Treasury Bond ETF	565,915
15,136	iShares Preferred and Income Securities ETF(a)	477,541
8,813	Janus Henderson B-BBB CLO ETF	433,423
4,936	Pacer Pacific Asset Floating Rate High Income ETF	234,707
8,952	Panagram Bbb-B Clo Etf(a)	241,167
2,142	PGIM Floating Rate Income ETF	108,277

SIERRA TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 63.5% (Continued)
	FIXED INCOME - 14.8% (Continued)
2,200	PIMCO Active Bond ETF	$ 200,376
21,978	Principal Active High Yield ETF(a)	418,690
5,336	SPDR Bloomberg Convertible Securities ETF	384,512
11,000	SPDR Bloomberg Emerging Markets USD Bond ETF	262,071
7,396	SPDR Bloomberg High Yield Bond ETF	697,221
18,304	SPDR Portfolio High Yield Bond ETF	425,202
7,100	Vanguard Long-Term Corporate Bond ETF(a)	538,606
23,399	Virtus InfraCap U.S. Preferred Stock ETF	492,081
		5,766,032

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,639,711)	24,743,403

	OPEN END FUNDS — 36.1%
	ALTERNATIVE – 1.9%
34,586	Finisterre Emerging Markets Total Return Bond Fund, Institutional Class	299,519
26,111	iMGP High Income Fund, Institutional Class	255,107
21,986	Payden Absolute Return Bond Fund, Class I	209,742
		764,368
	EQUITY - 21.3%
71,040	Baillie Gifford Emerging Markets Equities Fund, Institutional Class	1,469,113
63,347	Brandes International Small Cap Equity Fund, Class I	1,129,476
12,687	FullerThaler Behavioral Small-Cap Growth Fund, Institutional Class (c)	549,237
20,016	JPMorgan Large Cap Growth Fund, Class I	1,495,381
6,500	MSIF Global Concentrated Portfolio, Class A	144,355
41,465	Schwab S&P 500 Index Fund	3,493,844
		8,281,406
	FIXED INCOME - 12.9%
51	American Century High Income Fund, Class I	437
43,116	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	403,567
0(e)	Columbia Intermediate Duration Municipal Bond Fund, Institutional Class	0(f)
77,517	DoubleLine Infrastructure Income Fund, Class I	713,160
49,954	JPMorgan Emerging Markets Debt Fund, Class I	304,719
42,592	Medalist Partners MBS Total Return Fund, Institutional Class	356,069

SIERRA TACTICAL RISK SPECTRUM 70 FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2024

Shares		Fair Value
	OPEN END FUNDS — 36.1% (Continued)
	FIXED INCOME - 12.9% (Continued)
49	Metropolitan West Total Return Bond Fund, Class I	$ 435
21,664	Nuveen Preferred Securities Fund, Class I	331,455
18,191	PIMCO Emerging Markets Currency and Short-Term, Institutional Class	131,338
98,762	PIMCO Income Fund Institutional Class, Institutional Class	1,035,020
23,330	PIMCO Investment Grade Credit Bond Fund, Institutional Class	206,234
63,810	PIMCO Total Return Fund Institutional Class	541,749
86,902	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	786,467
27,256	Putnam Floating Rate Income Fund, Class Y	217,230
12	TCW Emerging Markets Income Fund, Class I	78
		5,027,958

	TOTAL OPEN END FUNDS (Cost $12,965,084)	14,073,732

	SHORT-TERM INVESTMENTS — 8.1%
	COLLATERAL FOR SECURITITES LOANED - 7.4%
2,895,856	First American Government Obligations Fund, Class X, 5.23% (Cost $2,895,856) (b)(d)	2,895,856

	MONEY MARKET FUND - 0.7%
249,903	First American Government Obligations Fund, Class X, 5.23%(Cost $249,903) (d)	249,903

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,145,759)	3,145,759

	TOTAL INVESTMENTS - 107.7% (Cost $38,750,554)	$ 41,962,894
	LIABILITIES IN EXCESS OF OTHER ASSETS - (7.7)%	(3,008,202)
	NET ASSETS - 100.0%	$ 38,954,692

CLO	- Collateralized Loan Obligation
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of June 30, 2024 was $2,832,247.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2024. Total collateral had a value of $2,895,856 at June 30, 2024.
(c)	Non-income producing security.
(d)	Rate disclosed is the seven day effective yield as of June 30, 2024.
(e)	Amount represents less than one share
(f)	Amount represents less than $1